SEGMENT INFORMATION (Schedule of Segment Results by Geographical Area) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		$ (8,440)	$ 14,348	$ 18,688
Impairment charges		(5,839)	(6,944)	(17,779)
Result after impairment		(14,279)	7,404	909
Unallocated expenses	[1]	(2,473)	(779)	(827)
Operating loss		(16,752)	6,625	82
Net financing expense (Note 6)		(24,442)	(5,874)	(6,715)
Profit/Loss before taxes		(41,194)	751	(6,633)
Income tax credit (Note 7)		192	178	620
Profit/Loss for the year on continuing operations		(41,002)	929	(6,013)
Profit/loss for the year on discontinued operations (Note 8)		(7)	(54)	(375)
(Loss)/profit for the year		(41,009)	875	(6,388)
America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		(5,891)	9,276	14,495
Impairment charges		(2,331)	(6,088)	(17,779)
Result after impairment		(8,222)	3,188	3,284
Profit/Loss before taxes		(21,393)	(5,050)	(10,233)
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		(2,516)	5,084	4,264
Impairment charges		(3,508)	(856)	0
Result after impairment		(6,024)	4,228	4,264
Profit/Loss before taxes		(19,768)	1,862	296
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		(33)	(12)	(71)
Impairment charges		0	0	0
Result after impairment		$ (33)	$ (12)	$ (71)

[1]	Unallocated expenses represent head office general and administration costs of the Group, which cannot be allocated to the results of any specific geographical area.